Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes.

The provision for income taxes for continuing operations for fiscal years ended September 30 consists of the following (in thousands):

	2012	2011	2010
Current:
Federal	$2,834	3,249	3,162
State	437	566	119
	3,271	3,815	3,281
Deferred	1,538	483	682

Total	$4,809	4,298	3,963

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2012	2011	2010
Amount computed at statutory
Federal rate	$4,256	3,864	3,760
State income taxes (net of Federal
income tax benefit)	562	473	460
Other, net	(9)	(39)	(257)
Provision for income taxes	$4,809	4,298	3,963

In this reconciliation, the category “Other, net” consists of changes in unrecognized tax benefits, permanent tax differences related to non-deductible expenses, special tax rates and tax credits, interest and penalties, and adjustments to prior year estimates.

The types of temporary differences and their related tax effects that give rise to deferred tax assets and deferred tax liabilities at September 30, are presented below (in thousands):

	2012	2011
Deferred tax liabilities
Property and equipment	$18,535	17,014
Depletion	453	436
Unrealized rents	1,608	1,384
Prepaid expenses	1,913	1,639
Gross deferred tax liabilities	22,509	20,473
Deferred tax assets:
Insurance liabilities	1,744	2,104
Employee benefits and other	2,508	1,651
Gross deferred tax assets	4,252	3,755
Net deferred tax liability	$18,257	16,718

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011

Balance at October 1	$51	83
Reductions due to lapse of statute of limitations	(51)	(32)
Balance at September 30	$-	51

The Company files income tax returns in the U.S. and various states which are subject to audit for up to five years after filing.